Major Consolidated Entities	12 Months Ended
Mar. 31, 2018
Major Consolidated Entities
Major Consolidated Entities
36	MAJOR CONSOLIDATED ENTITIES

	Date	Country of Incorporation	% of voting rights held
Copsale Limited	June 2006	BVI	100.00
Eros Australia Pty Limited	June 2006	Australia	100.00
Eros International Films Private Limited	June 2006	India	100.00
Eros International Limited	June 2006	U.K.	100.00
Eros International Media Limited	June 2006	India	60.13
Eros International USA Inc	June 2006	U.S.	100.00
Eros Music Publishing Limited	June 2006	U.K.	100.00
Eros Network Limited	June 2006	U.K.	100.00
Eros Pacific Limited	June 2006	Fiji	100.00
Eros Worldwide FZ-LLC	June 2006	UAE	100.00
Big Screen Entertainment Private Limited	January 2007	India	64.00
EyeQube Studios Private Limited	January 2008	India	99.99
Acacia Investments Holdings Limited	April 2008	IOM	100.00
Belvedere Holdings Pte Limited	March 2010	Singapore	100.00
Eros International Pte Limited	August 2010	Singapore	100.00
Digicine Pte. Limited	March 2012	Singapore	100.00
Colour Yellow Productions Private Limited	May 2014	India	50.00
Eros Digital FZ LLC	September 2015	UAE	100.00
Eros Digital Limited	July 2016	IOM	100.00
Eros Films Limited	November 2016	IOM	100.00
Universal Power Systems Private Limited	August 2015	India	100.00

All of the companies were involved with the distribution of film content and associated media. All the companies are indirectly owned with the exception of Eros Network Limited, Eros Worldwide FZ-LLC and Eros International Pte Ltd.

In fiscal year 2018, Group shareholding of Eros International Media Ltd reduced to 60.13% (2017: 73.33%) The change is shareholding was due to exercise of 1.17% ESOP by the employees and sale of 12.03% shares in open market.

In fiscal year 2018, the Group has pledged 21.26% of its holding in Eros International Media Limited as security for certain of the Group’s borrowings (See Note 23).

In addition to the above the Eros International Plc Employee Benefit Trust, a Jersey based Trust has been consolidated as it is a fully controlled Trust.